CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 2,059	$ 2,673
Restricted bank deposits	563	85
Trade receivable, net	10,430	3,096
Deferred tax short term	1,480	2,183
Other accounts receivable and prepaid expenses	1,999	3,365
Inventories, net	1,049	707
Total current assets	17,580	12,109
LONG-TERM ASSETS
Severance pay funds	349	294
Deferred tax long term	4,633	3,930
Customer Contracts	7,620	8,100
Software and other IP	5,900	6,210
Goodwill	889	889
Property and equipment, net	317	176
Total assets	37,288	31,708
CURRENT LIABILITIES
Short-term bank credit	26	1
Trade payables	2,470	1,689
Employees and payroll accruals	961	419
Related parties	404	434
Accrued expenses and other liabilities	1,999	3,636
Short-term liability for future earn-out	1,748	1,978
Total current liabilities	7,608	8,157
LONG-TERM LIABILITIES
Long-term liability for future earn-out	3,760	3,760
Accrued severance pay	567	399
Total long-term liabilities	4,327	4,159
SHAREHOLDERS' EQUITY:
Ordinary shares	934	904
Additional paid-in capital	58,011	55,530
Accumulated deficit	(33,592)	(37,042)
Total shareholders' equity	25,353	19,392
Total Liabilities and Shareholders' Equity	$ 37,288	$ 31,708